Transfers of financial assets and variable interest entities (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed rate assumed used for projecting payments over the life of a residential mortgage loan (as a percent)	100.00%
Prepayment rate per annum of the outstanding principal balance of mortgage loans in the first month assuming 100% prepayment (as a percent)	0.20%
Prepayment rate per annum of the outstanding principal balance of mortgage loans after the first month assuming 100% prepayment (as a percent)	0.20%
Constant prepayment rate assumed using a 100% prepayment assumption (as a percent)	6.00%
CMBS
Transfers of financial assets disclosures
Net gain/(loss)			23	0
Proceeds from transfer of assets			3,718	0
Cash received on interests that continue to be held			35	34
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	35,027	35,487	35,027
Total assets of SPE	49,655	52,536	49,655
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	572	57
Weighted-average life, in years	9.1	7.2
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	932	342	932
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years	7.5	4.1
Impact on fair value from 10% adverse change in cash flow discount rate	(47.3)	(30.5)	(47.3)
Impact on fair value from 20% adverse change in cash flow discount rate	(65.4)	(36.2)	(65.4)
Impact on fair value from 10% adverse change in expected credit losses	(39.9)	(29.8)	(39.9)
Impact on fair value from 20% adverse change in expected credit losses	(51.0)	(34.8)	(51.0)
CMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	1.90%	2.90%
Expected credit losses (rate per annum), in % (as a percent)	0.80%	1.20%
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Cash flow discount rate per annum, in % (as a percent)	1.50%	2.30%
Expected credit losses rate (rate per annum), in % (as a percent)	1.10%	1.90%
CMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	10.70%	10.60%
Expected credit losses (rate per annum), in % (as a percent)	9.00%	9.30%
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Cash flow discount rate per annum, in % (as a percent)	47.20%	50.10%
Expected credit losses rate (rate per annum), in % (as a percent)	46.50%	49.00%
CMBS | Other assets:
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	609	664	609
CMBS | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(609)	(664)	(609)
CMBS | Non-investment grade
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	114	133	114
CMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	461	42
CMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	111	15
RMBS
Transfers of financial assets disclosures
Net gain/(loss)			(2)	36
Proceeds from transfer of assets			8,483	19,542
Purchases of previously transferred financial assets or their underlying collateral			(11)	0
Servicing fees			1	2
Cash received on interests that continue to be held			246	220
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	79,484	91,242	79,484
Total assets of SPE	82,654	95,297	82,654
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	1,154	5,095
Weighted-average life, in years	1.4	5.4
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	2,346	2,960	2,346
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years	5.3	5.3
Impact on fair value from 10% adverse change in prepayment speed	(35.3)	(44.2)	(35.3)
Impact on fair value from 20% adverse change in prepayment speed	(69.3)	(86.6)	(69.3)
Impact on fair value from 10% adverse change in cash flow discount rate	(76.6)	(94.4)	(76.6)
Impact on fair value from 20% adverse change in cash flow discount rate	(116.8)	(151.9)	(116.8)
Impact on fair value from 10% adverse change in expected credit losses	(68.6)	(83.6)	(68.6)
Impact on fair value from 20% adverse change in expected credit losses	(101.4)	(131.5)	(101.4)
RMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	13.00%	9.00%
Cash flow discount rate (rate per annum), in % (as a percent)	0.40%	0.50%
Expected credit losses (rate per annum), in % (as a percent)	0.00%	0.30%
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Prepayment speed assumption (rate per annum), in % (as a percent)	0.00%	0.10%
Cash flow discount rate per annum, in % (as a percent)	0.40%	0.30%
Expected credit losses rate (rate per annum), in % (as a percent)	2.50%	0.90%
RMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	31.50%	34.90%
Cash flow discount rate (rate per annum), in % (as a percent)	13.70%	71.20%
Expected credit losses (rate per annum), in % (as a percent)	12.70%	71.00%
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Prepayment speed assumption (rate per annum), in % (as a percent)	44.90%	30.00%
Cash flow discount rate per annum, in % (as a percent)	50.90%	49.10%
Expected credit losses rate (rate per annum), in % (as a percent)	49.40%	48.90%
RMBS | Other assets:
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	12	12	12
RMBS | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(12)	(12)	(12)
RMBS | Non-investment grade
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	649	688	649
RMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	1,116	4,695
RMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	39	399
Other asset-backed financing activities
Transfers of financial assets disclosures
Net gain/(loss)			71	11
Proceeds from transfer of assets			279	591
Purchases of previously transferred financial assets or their underlying collateral			(161)	(185)
Servicing fees			0	1
Cash received on interests that continue to be held			582	378
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	34,984	35,233	34,984
Total assets of SPE	34,987	35,307	34,987
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	1,106	1,754	1,106
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years	3.4	2.5
Impact on fair value from 10% adverse change in cash flow discount rate	(1.2)	(8.2)	(1.2)
Impact on fair value from 20% adverse change in cash flow discount rate	(2.3)	(15.9)	(2.3)
Impact on fair value from 10% adverse change in expected credit losses	(1.1)	(6.8)	(1.1)
Impact on fair value from 20% adverse change in expected credit losses	(2.1)	(13.2)	(2.1)
Other asset-backed financing activities | Minimum
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Cash flow discount rate per annum, in % (as a percent)	0.80%	0.70%
Expected credit losses rate (rate per annum), in % (as a percent)	2.60%	5.40%
Other asset-backed financing activities | Maximum
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Cash flow discount rate per annum, in % (as a percent)	27.60%	58.70%
Expected credit losses rate (rate per annum), in % (as a percent)	25.90%	31.80%
Other asset-backed financing activities | Trading assets.
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	1,531	1,851	1,531
Other asset-backed financing activities | Other assets:
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	1,359	1,475	1,359
Other asset-backed financing activities | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(2,890)	(3,326)	(2,890)
Other asset-backed financing activities | Non-investment grade
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	1,091	1,513	1,091